Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Special Situations Series
September 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.50%♦
Basic Industry — 8.18%
Arconic †	51,100	$ 1,611,694
Ashland Global Holdings	16,300	1,452,656
Avient	39,100	1,812,285
Berry Global Group †	61,600	3,750,208
HB Fuller	33,700	2,175,672
Huntsman	83,800	2,479,642
Louisiana-Pacific	87,100	5,345,327
Summit Materials Class A †	44,800	1,432,256
		20,059,740
Business Services — 2.16%
Deluxe	18,600	667,554
PAE †	80,100	478,998
WESCO International †	36,000	4,151,520
		5,298,072
Capital Spending — 9.99%
Altra Industrial Motion	58,000	3,210,300
Atkore †	39,200	3,407,264
H&E Equipment Services	32,900	1,141,959
ITT	50,200	4,309,168
KBR	45,732	1,801,841
MasTec †	65,900	5,685,852
Primoris Services	54,150	1,326,133
Zurn Water Solutions	56,100	3,606,669
		24,489,186
Consumer Cyclical — 3.91%
Adient †	57,700	2,391,665
Barnes Group	35,800	1,493,934
KB Home	51,100	1,988,812
Leggett & Platt	31,700	1,421,428
Meritage Homes †	23,500	2,279,500
		9,575,339
Consumer Services — 8.95%
Acushnet Holdings	29,600	1,382,320
American Eagle Outfitters	44,700	1,153,260
Cable One	800	1,450,504
Choice Hotels International	15,600	1,971,372
Cracker Barrel Old Country Store	14,400	2,013,696
Denny's †	45,800	748,372
Group 1 Automotive	12,200	2,292,136
PROG Holdings †	38,300	1,608,983
Steven Madden	37,000	1,485,920
TEGNA	112,800	2,224,416
Texas Roadhouse	14,850	1,356,251
UniFirst	12,000	2,551,440
Wolverine World Wide	57,213	1,707,236
		21,945,906
	Number of shares	Value (US $)
Common Stock♦ (continued)
Consumer Staples — 3.04%
J & J Snack Foods	12,400	$ 1,894,968
Performance Food Group †	46,716	2,170,425
Scotts Miracle-Gro	5,800	848,888
Spectrum Brands Holdings	26,500	2,535,255
		7,449,536
Energy — 5.58%
CNX Resources †	199,400	2,516,428
Delek US Holdings †	55,600	999,132
Devon Energy	112,273	3,986,814
Dril-Quip †	25,100	632,018
Helix Energy Solutions Group †	155,100	601,788
Magnolia Oil & Gas Class A	138,400	2,462,136
Patterson-UTI Energy	143,300	1,289,700
Renewable Energy Group †	23,675	1,188,485
		13,676,501
Financial Services — 28.94%
American Equity Investment Life Holding	89,800	2,655,386
Bank of NT Butterfield & Son	43,300	1,537,583
East West Bancorp	105,100	8,149,454
Essent Group	27,400	1,205,874
First Financial Bancorp	99,600	2,331,636
First Interstate BancSystem Class A	34,800	1,401,048
FNB	298,800	3,472,056
Great Western Bancorp	81,200	2,658,488
Hancock Whitney	102,550	4,832,156
Hanover Insurance Group	22,700	2,942,374
Kemper	24,600	1,643,034
NBT Bancorp	24,200	874,104
Prosperity Bancshares	27,000	1,920,510
S&T Bancorp	33,400	984,298
Sandy Spring Bancorp	30,700	1,406,674
Selective Insurance Group	43,300	3,270,449
Sterling Bancorp	80,100	1,999,296
Stewart Information Services	6,031	381,521
Stifel Financial	88,750	6,031,450
Synovus Financial	64,000	2,808,960
Umpqua Holdings	192,200	3,892,050
Valley National Bancorp	251,700	3,350,127
Webster Financial	87,400	4,759,804
Western Alliance Bancorp	59,150	6,436,703
		70,945,035
Healthcare — 4.64%
Avanos Medical †	45,600	1,422,720
Integer Holdings †	27,300	2,438,982
Integra LifeSciences Holdings †	37,300	2,554,304
NQ-FL5 [9/21] 11/21 (1918179)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Special Situations Series
	Number of shares	Value (US $)
Common Stock♦ (continued)
Healthcare (continued)
NuVasive †	18,900	$ 1,131,165
Select Medical Holdings	48,900	1,768,713
Service Corp. International	34,050	2,051,853
		11,367,737
Real Estate Investment Trusts — 8.43%
Brandywine Realty Trust	163,100	2,188,802
Broadstone Net Lease	63,600	1,577,916
Independence Realty Trust	71,300	1,450,955
Kite Realty Group Trust	68,105	1,386,618
Lexington Realty Trust	179,900	2,293,725
Life Storage	22,650	2,598,861
National Health Investors	24,300	1,300,050
Outfront Media	117,600	2,963,520
RPT Realty	103,700	1,323,212
Spirit Realty Capital	52,200	2,403,288
Summit Hotel Properties †	121,400	1,169,082
		20,656,029
Technology — 10.19%
Cirrus Logic †	26,000	2,141,100
Concentrix †	11,500	2,035,500
Diodes †	17,800	1,612,502
Flex †	178,809	3,161,343
NCR †	25,888	1,003,419
NetScout Systems †	46,300	1,247,785
ON Semiconductor †	70,900	3,245,093
SYNNEX	11,500	1,197,150
Teradyne	21,900	2,390,823
Tower Semiconductor †	82,900	2,478,710
TTM Technologies †	143,700	1,806,309
Viavi Solutions †	122,000	1,920,280
Vishay Intertechnology	36,800	739,312
		24,979,326
Transportation — 2.58%
Kirby †	27,500	1,318,900
Saia †	5,500	1,309,165
SkyWest †	24,350	1,201,429
Werner Enterprises	56,400	2,496,828
		6,326,322
Utilities — 2.91%
ALLETE	31,000	1,845,120
	Number of shares	Value (US $)
Common Stock♦ (continued)
Utilities (continued)
Black Hills	31,900	$ 2,002,044
South Jersey Industries	62,400	1,326,624
Southwest Gas Holdings	29,100	1,946,208
		7,119,996
Total Common Stock (cost $186,783,528)		243,888,725

Short-Term Investments — 0.52%
Money Market Mutual Funds — 0.52%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	318,183	318,183
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	318,184	318,184
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	318,184	318,184
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	318,183	318,183
Total Short-Term Investments (cost $1,272,734)		1,272,734

Total Value of Securities—100.02% (cost $188,056,262)		245,161,459
Liabilities Net of Receivables and Other Assets—(0.02%)		(37,686)
Net Assets Applicable to 7,372,592 Shares Outstanding—100.00%		$245,123,773
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-FL5 [9/21] 11/21 (1918179)